Vanguard Growth and Income Fund
Supplement Dated December 30, 2022, to the Prospectus and Summary Prospectus Dated January 31, 2022
Important Changes to Vanguard Growth and Income Fund (the Fund)

Effective immediately, Philip Kearns has retired from D.E. Shaw Investment Management L.L.C. and will no longer serve as portfolio manager of the Fund.

Additionally, effective immediately, Kristin Ceglar will be added as the co-portfolio manager to the Los Angeles Capital Management LLC portion of the Fund, replacing Thomas D. Stevens.

Accordingly, all references to Philip Kearns and Thomas D. Stevens are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisors” in the Fund Summary section for the Fund:

Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director of Los Angeles Capital. She has co-managed a portion of the Fund since December 2022.

Prospectus Text Changes

The following is added under the heading “Investment Advisors” in the More on the Fund section:

Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director at Los Angeles Capital. She has worked in investment management and managed investment portfolios since 2008, has been with Los Angeles Capital since 2005, and has co-managed a portion of the Fund since December 2022. Education: B.A., Harvard College.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 093A 122022

Vanguard Quantitative Funds

Supplement Dated December 30, 2022, to the Statement of Additional Information Dated January 31, 2022
Important Changes to Vanguard Growth and Income Fund (the Fund)

Effective immediately, Philip Kearns has retired from D.E. Shaw Investment Management L.L.C. and will no longer serve as portfolio manager of the Fund.

Additionally, effective immediately, Kristin Ceglar will be added as co-portfolio manager to the Los Angeles Capital Management LLC portion of the Fund, replacing Thomas D. Stevens.

Accordingly, all references to Philip Kearns and Thomas D. Stevens are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table are added under heading
“1. Other Accounts Managed” on page B-39:

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Kristin Ceglar[1]	Registered investment companies[2]	5	$10.5B	0	$0
	Other pooled investment vehicles	3	$221.3M	1	$67.2M
	Other accounts	14	$2.4B	3	$795.5M
1 Ms. Ceglar began co-managing the Los Angeles Capital portion of Vanguard Growth and Income Fund in December 2022.
2 Includes Vanguard Growth and Income Fund, which held assets of $10.2 billion as of September 30, 2022.
Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-41:
As of September 30, 2022, Ms. Ceglar did not own shares of Vanguard Growth and Income Fund.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 093A 122022